Income Tax Benefit / (Loss)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Benefit / (Loss) [Abstract]
INCOME TAX BENEFIT / (LOSS)

3. INCOME TAX BENEFIT / (LOSS)

	2026 A$	2025 A$
(a) The components of income tax expense comprise:

Current income tax expense / (benefit)	-	-

(b) The prima facie tax loss before income tax is reconciled to the income tax (benefit) / expense as follows:

Net (loss) for before income tax	(53,316,618)	(6,033,416)

Income tax rate	30%	25%
Prima facie tax benefit on loss from activities	(15,994,985)	(1,508,354)
Non-assessable / non-deductible amounts:
Share based payments	10,486,319	474,834
Impairment	406,982	191,852
Other non-deductible amounts	503,284	-
Deferred tax in respect of current year tax losses and temporary differences	4,598,400	841,668

Income tax expense	-	-

(c) Deferred tax assets have not been recognised in respect of the following:
Total tax losses	29,967,342	17,671,593
Deferred tax asset not recognised	8,990,203	4,417,898

A net deferred tax asset of $8,990,203 (2025: of $4,417,898) has not been recognised as it is not probable that within the immediate future that taxable profits will be available against which temporary differences and tax losses can be utilised. The Group is subject to income taxes in Australia, Canada and United States. Significant judgement is required in determining the provision of income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group estimates its tax liabilities based on the Group’s understanding of the tax law. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made.

3.	INCOME TAX

	2025 $	2024 $
The components of income tax expense comprise:

(a) Current income tax expense / (benefit)	-	-

(b) The prima facie tax loss before income tax is reconciled to the income tax (benefit) / expense as follows:

Net loss for Resolution Minerals Ltd	(6,033,416)	(16,988,681)

Income tax rate	25%	25%
Prima facie tax benefit on loss from activities before income tax	(1,508,354)	(4,247,170)
Non-deductible amounts:
U.S non-deductible expenses	335,687
Share based payments	474,834	250,665
Impairment	191,852	4,079,858
Tax effect of temporary differences not brought to account	(151,722)	(182,468)

Deferred tax asset not recognised as criteria not met	657,703	99,115
Income tax expense attributable to entity	-	-

(c) Deferred tax assets have not been recognised in respect of the following:
Total tax losses	17,671,593	15,040,780
Deferred tax asset not recognised	4,417,898	3,760,195

A net deferred tax asset of $4,417,898 (2024: of $3,760,195) has not been recognised as it is not probable that within the immediate future that taxable profits will be available against which temporary differences and tax losses can be utilised. The Group is subject to income taxes in Australia. Significant judgement is required in determining the provision of income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Group estimates its tax liabilities based on the Group’s understanding of the tax law. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period in which such determination is made. The Group’s subsidiary, Resolution Minerals Alaska Inc, is subject to income taxes in the USA based on the expenditures on the 64North project and consequently the net loss reported above only relates to the Australian tax consolidated group.